Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 3,239,450	$ 3,239,450
Finite-Lived Intangible Assets, Accumulated Amortization	2,870,566	2,637,731
Finite-Lived Intangible Assets, Net	368,884	601,719
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,877,415	1,877,415
Finite-Lived Intangible Assets, Accumulated Amortization	1,877,415	1,814,835
Finite-Lived Intangible Assets, Net		62,580
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,362,035	1,362,035
Finite-Lived Intangible Assets, Accumulated Amortization	993,151	822,896
Finite-Lived Intangible Assets, Net	$ 368,884	$ 538,139